Schedule of Investments (unaudited) April 30, 2022	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 25.9%
AbbVie Inc.	725	$106,488
Acumen Pharmaceuticals Inc.(a)(b)	668	2,579
Agios Pharmaceuticals Inc.(a)	799	17,554
Alkermes PLC(a)	3,791	109,370
Alnylam Pharmaceuticals Inc.(a)	275	36,693
Ambrx Biopharma Inc., ADR(a)	428	1,631
Applied Molecular Transport Inc.(a)	301	1,291
Arcus Biosciences Inc.(a)	587	14,211
Arcutis Biotherapeutics Inc.(a)(b)	2,686	54,230
Argenx SE, ADR(a)	249	71,543
Arrowhead Pharmaceuticals Inc.(a)	306	12,580
BioAtla Inc.(a)	466	1,622
Biogen Inc.(a)	205	42,525
Biohaven Pharmaceutical Holding Co. Ltd.(a)	600	53,502
BioMarin Pharmaceutical Inc.(a)	1,186	96,481
Blueprint Medicines Corp.(a)	245	14,296
Connect Biopharma Holdings Ltd.(a)	211	428
Decibel Therapeutics Inc.(a)	469	943
Design Therapeutics Inc.(a)	243	2,901
Enanta Pharmaceuticals Inc.(a)	208	13,395
Exact Sciences Corp.(a)	772	42,499
Exelixis Inc.(a)	1,911	42,692
Fate Therapeutics Inc.(a)	163	4,655
Galapagos NV, ADR(a)	588	34,210
Genmab A/S(a)	110	38,681
Genmab A/S, ADR(a)	362	12,735
Halozyme Therapeutics Inc.(a)	3,038	121,216
Horizon Therapeutics PLC(a)	915	90,182
Imago Biosciences Inc.(a)	412	6,736
Immunocore Holdings PLC(a)	200	6,522
Ionis Pharmaceuticals Inc.(a)	1,528	56,169
Iovance Biotherapeutics Inc.(a)	700	10,605
Karuna Therapeutics Inc.(a)	107	11,926
Keros Therapeutics Inc.(a)	763	40,447
Kinnate Biopharma Inc.(a)	843	6,297
Krystal Biotech Inc.(a)	261	15,819
Kymera Therapeutics Inc.(a)	907	28,434
Mirati Therapeutics Inc.(a)	301	18,599
Monte Rosa Therapeutics Inc.(a)(b)	458	4,992
MoonLake Immunotherapeutics, NVS	593	3,677
Neurocrine Biosciences Inc.(a)	952	85,709
PMV Pharmaceuticals Inc.(a)	963	13,954
Prothena Corp. PLC(a)	1,212	35,342
RAPT Therapeutics Inc.(a)	629	9,517
REVOLUTION Medicines Inc.(a)(b)	811	16,196
Sarepta Therapeutics Inc.(a)	1,462	105,732
Seagen Inc.(a)	581	76,117
Sierra Oncology Inc.(a)(b)	633	34,505
Sigilon Therapeutics Inc.(a)	962	1,010
Talaris Therapeutics Inc.(a)	381	2,690
Tenaya Therapeutics Inc.(a)	472	4,352
TScan Therapeutics Inc.(a)	1,836	3,947
Twist Bioscience Corp.(a)	595	17,160
United Therapeutics Corp.(a)	213	37,820
Vertex Pharmaceuticals Inc.(a)	728	198,904
Zentalis Pharmaceuticals Inc.(a)	820	21,746

		1,916,057

Security	Shares	Value

Diversified Financial Services — 1.7%
DA32 Life Science Tech Acquisition Corp., Class A(a)	4,241	$41,350
Eucrates Biomedical Acquisition Corp.(a)	2,475	24,453
Health Assurance Acquisition Corp., Class A(a)	3,754	37,014
MedTech Acquisition Corp./NY, Class A(a)	2,544	25,008

		127,825

Electronic Equipment, Instruments & Components — 0.2%
908 Devices Inc.(a)	864	15,336

Health Care Equipment & Supplies — 27.8%
Abbott Laboratories	809	91,820
ABIOMED Inc.(a)	327	93,712
Alcon Inc.	2,812	200,243
Align Technology Inc.(a)	115	33,340
Boston Scientific Corp.(a)	1,865	78,535
ConvaTec Group PLC(c)	15,684	41,489
Cooper Companies Inc. (The)	341	123,115
Demant A/S(a)	1,492	65,564
Dexcom Inc.(a)	269	109,908
Edwards Lifesciences Corp.(a)	681	72,036
Globus Medical Inc., Class A(a)	306	20,263
Hologic Inc.(a)	886	63,783
IDEXX Laboratories Inc.(a)	115	49,505
Insulet Corp.(a)	329	78,628
Intuitive Surgical Inc.(a)	228	54,560
Nevro Corp.(a)	1,623	100,123
Novocure Ltd.(a)(b)	395	30,249
Nyxoah SA(a)	1,824	29,640
Omnicell Inc.(a)	451	49,236
Penumbra Inc.(a)	356	61,431
Pulmonx Corp.(a)	585	14,098
ResMed Inc.	608	121,582
SI-BONE Inc.(a)	596	11,908
Sonova Holding AG, Registered	258	93,042
STERIS PLC	322	72,144
Tandem Diabetes Care Inc.(a)	1,069	103,137
Teleflex Inc.	296	84,544
Zimmer Biomet Holdings Inc.	843	101,792
Zimvie Inc.(a)	105	2,362

		2,051,789

Health Care Providers & Services — 19.0%
Addus HomeCare Corp.(a)	147	12,389
agilon health Inc.(a)	844	14,998
Amedisys Inc.(a)	523	66,761
AmerisourceBergen Corp.	1,071	162,032
Amplifon SpA	943	37,621
Anthem Inc.	374	187,722
Centene Corp.(a)	1,169	94,163
Encompass Health Corp.	1,386	95,398
Guardant Health Inc.(a)	720	44,424
HCA Healthcare Inc.	290	62,220
Henry Schein Inc.(a)	664	53,850
LHC Group Inc.(a)	331	54,896
McKesson Corp.	482	149,232
Quest Diagnostics Inc.	1,267	169,575
R1 RCM Inc.(a)	2,191	49,341
UnitedHealth Group Inc.	290	147,480

		1,402,102

Health Care Technology — 0.1%
Sophia Genetics SA(a)	825	5,305

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 9.9%
10X Genomics Inc., Class A(a)	290	$13,850
Agilent Technologies Inc.	313	37,332
Avantor Inc.(a)	2,119	67,554
Bruker Corp.	1,227	70,540
Cytek Biosciences Inc.(a)	2,380	22,491
Illumina Inc.(a)	125	37,081
IQVIA Holdings Inc.(a)	183	39,892
IsoPlexis Corp(a)	480	1,046
Lonza Group AG, Registered	60	35,378
Mettler-Toledo International Inc.(a)	31	39,604
QIAGEN NV(a)	2,078	94,279
Sotera Health Co.(a)	3,729	75,997
Waters Corp.(a)	420	127,268
West Pharmaceutical Services Inc.	114	35,917
Wuxi Biologics Cayman Inc., New(a)(c)	4,000	29,523

		727,752

Pharmaceuticals — 9.4%
Astellas Pharma Inc.	6,100	92,877
AstraZeneca PLC	627	41,633
Bristol-Myers Squibb Co.	748	56,302
Daiichi Sankyo Co. Ltd.	4,600	115,823
H Lundbeck A/S	1,306	29,931
Johnson & Johnson	435	78,500
Merck & Co. Inc.	856	75,919
Merck KGaA	284	52,690
Pfizer Inc.	756	37,097
UCB SA	997	113,331

		694,103

Total Common Stocks — 94.0% (Cost: $7,435,782)		6,940,269

Warrants

Diversified Financial Services — 0.0%
Eucrates Biomedical Acquisition Corp., (Expires 12/14/25)(a)	825	174

Security	Shares	Value

Diversified Financial Services (continued)
Health Assurance Acquisition Corp., (Expires 11/12/25)(a)	938	$460

		634

Total Warrants — 0.0% (Cost: $3,447)		634

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	139,327	139,327
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	440,000	440,000

		579,327

Total Short-Term Investments — 7.8% (Cost: $579,284)		579,327

Total Investments in Securities — 101.8% (Cost: $8,018,513)		7,520,230

Other Assets, Less Liabilities — (1.8)%		(132,425)

Net Assets — 100.0%		$7,387,805

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$185,281	$—		$(45,761	)(a)	$(236)	$43	$139,327	139,327	$763	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	10,000	(a)	—		—	—	440,000	440,000	188		—

						$(236)	$43	$579,327		$951		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Health ETF

Fair Value Measurements (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,194,319	$745,950	$—	$6,940,269
Warrants	634	—	—	634
Money Market Funds	579,327	—	—	579,327

	$6,774,280	$745,950	$—	$7,520,230

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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